Related party transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions
22.	Related party transactions

(a)	Related parties

As at June 30, 2022, the name and relationship with material related parties are as follows:

Related Parties	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company
iQsim S.A.	Equity method investee of the Company

(b)	During the six months ended June 30, 2021 and 2022, other than disclosed elsewhere, the Company had the following material transactions with related parties:

	Six Months ended June 30,
(In thousands)	2021	2022
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	4,249	2,893
Beijing Huaxianglianxin Technology Company	405	248
Purchase of data connectivity service:
Maya	24	2
Beijing Huaxianglianxin Technology Company	80	6

(c)	The Company had the following balances with related parties as December 31, 2021 and June 30, 2022:

(In thousands)	December 31, 2021	June 30, 2022
Deposits received from related parties:
Maya	1,417	1,318
Contract liability:
Maya	18	26
iQsim S.A.	—	11
Amounts payable to related parties:
Beijing Huaxianglianxin Technology Company	18	21
Amounts receivable from related parties:
Maya	1,108	186
Beijing Huaxianglianxin Technology Company	45	85